Stock-based Compensation - Additional Information (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	May. 31, 2016	Mar. 31, 2016 USD ($) shares	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance common Shares		12.00%
Stock-based awards available for future grant | shares		502,792
Share units, contractual term		1 year 10 months 24 days	2 years 11 days	2 years 9 months 7 days	3 years 5 months 1 day
Expected time to recognize share based compensation expense		32 months
Cash received on stock option exercised		$ 0	$ 19	$ 22
Total intrinsic value of stock option exercised		0	6	17
Stock-based compensation recovery		$ (3,840)	$ 5,910	$ 3,603
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued and outstanding common shares description	1-for-10 share
Issued and outstanding common shares ratio	0.1
RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected time to recognize share based compensation expense		32 months
Estimated total compensation expense not yet recognized related to all unvested RSUs		$ 1,122
Performance Based RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation recovery		$ (5,716)
Cliff Vest [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share units, vesting period		3 years
Cliff Vest [Member] | RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share units, vesting period		3 years
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share units, contractual term		5 years
Share based compensation cost not yet recognized		$ 1,098
Minimum [Member] | Time Based Restricted Stock Units RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share units, vesting period		3 years
Minimum [Member] | Performance Based RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share units, vesting right		Performance-based RSUs vest after three years and the number of units released is dependent upon meeting certain performance conditions.
Minimum [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share units, vesting period		3 years
Maximum [Member] | Time Based Restricted Stock Units RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share units, vesting period		4 years
Maximum [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share units, vesting period		4 years